Recurring Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Recurring Fair Value Measurements [Abstract]
Schedule of Company's Financial Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis	The following table presents fair value information as of September 30, 2023 and December 31, 2022, of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.
September 30, 2023	Total	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account – U.S. Money Market	$35,096,667	$35,096,667	$—	$—

Liabilities
Public Warrant liability	383,060	383,060	—	—
Private Placement Warrant liability	375,373	—	375,373	—
Subscription liability	9,191,162	—	—	9,191,162
Sponsor loan conversion option	—	—	—	—
Total	$9,949,595	$383,060	$375,373	$9,191,162
December 31, 2022	Total	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account – U.S. Money Market	$323,911,642	$323,911,642	$—	$—

Liabilities
Public Warrant liability	191,529	191,529	—	—
Private Placement Warrant liability	187,687	—	187,687	—
Total	$379,216	$191,529	$187,687	$—
The following table presents fair value information as of December 31, 2022 and 2021, of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.
December 31, 2022	Total	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account – U.S. Money Market	$323,911,642	$323,911,642	$—	$—

Liabilities
Sponsor Loan Conversion Option	—	—	—	—
Public Warrant liability	191,529	191,529	—	—
Private Placement Warrant liability	187,687	—	187,687	—
Total	$379,216	$191,529	$187,687	$—
December 31, 2021	Total	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account – U.S. Money Market	$319,232,602	$319,232,602	$—	$—

Liabilities
Public Warrant liability	4,723,763	4,723,763	—	—
Private Placement Warrant liability	4,628,976	—	4,628,976	—
Total	$9,352,739	$4,723,763	$4,628,976	$—

Schedule of Presents the Changes in the Fair Value of the Forward Purchase Agreement (“Fpa”) Liability	The following table presents the changes in the fair value of the forward purchase agreement (“FPA”) liability:
FPA
Fair value as of January 1, 2023	$—
Issuance of FPA liability	308,114
Change in fair value	325,091
Fair value as of March 31, 2023	$633,205
Change in fair value	(633,205)
Fair value as of June 30, 2023 and September 30, 2023	$—
The following table presents the changes in the fair value of the subscription purchase agreement (“SPA”) liability:
SPA
Fair value as of December 31, 2022	$—
Issuance of subscription liability	3,202,222
Change in fair value	18,277
Fair value as of March 31, 2023	$3,220,499
Change in fair value	(2,655,232)
Fair value as of June 30, 2023	$1,946,467
Issuance of subscription liability	5,165,385
Change in fair value	2,079,310
Fair value as of September 30, 2023	$9,191,162
The following table provides a reconciliation of changes in the Level 3 fair value classification:
Fair value at January 11, 2021	$—
Issuance due to Initial Public Offering at March 18, 2021	17,640,000
Issuance of over-allotment option	1,170,000
Issuance of overallotment warrant placements (public and private)	890,357
Partial exercise of over-allotment option	(288,245)
Reclassification of Private Placement Warrants to Level 2(1)	(7,405,819)
Reclassification of Public Warrants to Level 1(1)	(7,257,213)
Expiration of over-allotment option	(567,241)
Change in fair value	(4,181,839)
Fair Value at December 31, 2021	$—

(1)      These warrants were reclassified on June 30, 2021

Schedule of Present Value Model for the Commitment Fee Shares Liability	The key inputs into the present value model for the commitment fee shares liability were as follows:
	March 17, 2023	May 23, 2023	July 14, 2023	July 25, 2023	September 30, 2023
Restricted term	1.12	1.04	1.21	1.18	1.00
Risk free rate	4.60%	5.03%	5.21%	5.28%	5.46%
Volatility	7.79%	7.12%	2.45%	2.07%	2.32%
Stock price	$10.22	$10.45	$10.53	$10.59	$10.63
Strike price	$10.00	$10.00	$10.00	$10.00	$10.00
Term of debt conversion	0.62	0.54	0.71	0.68	0.50
Probability of business combination	80%	60%	60%	60%	60%